Changes in Carrying Amounts of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Goodwill - gross, beginning balance	¥ 223,829	¥ 221,092
Accumulated impairment, beginning balance	(28,578)
Goodwill, beginning balance	195,251	221,092
Goodwill acquired during the year	1,605	6,980
Impairment		(27,491)
Translation adjustments and other	24,361	(5,330)
Goodwill - gross, ending balance	253,939	223,829
Accumulated impairment, ending balance	(32,722)	(28,578)
Goodwill, ending balance	221,217	195,251
Imaging And Solutions
Goodwill [Line Items]
Goodwill - gross, beginning balance	220,103	221,092
Accumulated impairment, beginning balance	(28,578)
Goodwill, beginning balance	191,525	221,092
Goodwill acquired during the year	1,605	3,254
Impairment		(27,491)
Translation adjustments and other	24,347	(5,330)
Goodwill - gross, ending balance	250,199	220,103
Accumulated impairment, ending balance	(32,722)	(28,578)
Goodwill, ending balance	217,477	191,525
Other
Goodwill [Line Items]
Goodwill - gross, beginning balance	3,726
Goodwill, beginning balance	3,726
Goodwill acquired during the year		3,726
Translation adjustments and other	14
Goodwill - gross, ending balance	3,740	3,726
Goodwill, ending balance	¥ 3,740	¥ 3,726